Other Assets	3 Months Ended
Jan. 31, 2022
Other Assets
Other Assets
NOTE 9: OTHER ASSETS
Other Assets

(millions of Canadian dollars)		As at

	January 31 2022	October 31 2021
Accounts receivable and other items	$9,577	$9,144
Accrued interest	2,197	2,196
Current income tax receivable	3,921	1,862
Defined benefit asset	988	637
Insurance-related assets, excluding investments	2,067	2,040
Prepaid expenses	1,181	1,300
Total	$19,931	$17,179